Retirement Benefit Plans - Effect on Present Value of Defined Benefit Obligation Due to a Reasonably Possible Change of the Significant Actuarial Assumptions (Detail) - TWD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Discount rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
0.5% increase	$ (1,275)	$ (1,258)
0.5% decrease	1,356	1,338
Expected rates of salary increases [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
0.5% increase	1,448	1,430
0.5% decrease	$ (1,374)	$ (1,356)